Trade and other payables	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Trade and other payables
1
6
. Trade and other payables

Trade and other payables consist of the following:

	As of March 31,
	2022		2021
Trade payables	Rs.	15,971	Rs.	12,696
Due to creditors for expenses		6,691		5,413
Due to capital creditors		2,910		5,635
	Rs.	25,572	Rs.	23,744

For details regarding the Company’s exposure to currency and liquidity risks, see Note 3
1
 of these consolidated financial statements under “Liquidity risk”.